Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	£ 372	£ (55)	£ (335)
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,428	3,655
Liabilities	(1,048)	(685)
Net deferred tax (liability) asset	(2,327)	(2,970)	(2,970)
At 1 January	2,380	2,970
Income statement	372	(55)
Other comprehensive income and reserves	(353)	(355)
Other movements	(72)	(180)
At 31 December	2,327	2,380	2,970
Assets	3,688	3,428	3,655
Liabilities	(1,361)	(1,048)	(685)
Net deferred tax (liability) asset	2,327	2,970	2,970
Share-based payments and deferred compensation [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	305	309
Liabilities	0	0
Net deferred tax (liability) asset	(317)	(305)	(309)
At 1 January	305	309
Income statement	15	(7)
Other comprehensive income and reserves	3	8
Other movements	(6)	(5)
At 31 December	317	305	309
Assets	317	305	309
Liabilities	0	0	0
Net deferred tax (liability) asset	317	305	309
Other provisions [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	127	112
Liabilities	0	0
Net deferred tax (liability) asset	(139)	(127)	(112)
At 1 January	127	112
Income statement	18	23
Other comprehensive income and reserves	0	2
Other movements	(6)	(10)
At 31 December	139	127	112
Assets	139	127	112
Liabilities	0	0	0
Net deferred tax (liability) asset	139	127	112
Retirement benefit obligation [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	31	39
Liabilities	(640)	(434)
Net deferred tax (liability) asset	609	609	395
At 1 January	(609)	(395)
Income statement	0	(5)
Other comprehensive income and reserves	(191)	(205)
Other movements	4	(4)
At 31 December	(796)	(609)	(395)
Assets	30	31	39
Liabilities	(826)	(640)	(434)
Net deferred tax (liability) asset	(609)	(609)	(395)
Cash flow hedges [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	38
Liabilities	(139)	(2)
Net deferred tax (liability) asset	441	139	(36)
At 1 January	(139)	36
Income statement	0	0
Other comprehensive income and reserves	(291)	(175)
Other movements	(11)	0
At 31 December	(441)	(139)	36
Assets	0	0	38
Liabilities	(441)	(139)	(2)
Net deferred tax (liability) asset	(441)	(139)	36
Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	110	175
Liabilities	(18)	(35)
Net deferred tax (liability) asset	21	(92)	(140)
At 1 January	92	140
Income statement	0	0
Other comprehensive income and reserves	(112)	(46)
Other movements	(1)	(2)
At 31 December	(21)	92	140
Assets	0	110	175
Liabilities	(21)	(18)	(35)
Net deferred tax (liability) asset	(21)	92	140
Fixed asset timing differences [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	719	758
Liabilities	(29)	(16)
Net deferred tax (liability) asset	(626)	(742)	(742)
At 1 January	690	742
Income statement	(39)	66
Other comprehensive income and reserves	0	0
Other movements	(25)	(118)
At 31 December	626	690	742
Assets	659	719	758
Liabilities	(33)	(29)	(16)
Net deferred tax (liability) asset	626	742	742
Loan impairment allowance [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	284	359
Liabilities	0	0
Net deferred tax (liability) asset	(455)	(284)	(359)
At 1 January	284	359
Income statement	164	(55)
Other comprehensive income and reserves	0	(10)
Other movements	7	(10)
At 31 December	455	284	359
Assets	455	284	359
Liabilities	0	0	0
Net deferred tax (liability) asset	455	284	359
Other temporary differences [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,329	1,336
Liabilities	(222)	(198)
Net deferred tax (liability) asset	(1,337)	(1,138)	(1,138)
At 1 January	1,107	1,138
Income statement	23	(94)
Other comprehensive income and reserves	238	71
Other movements	(31)	(8)
At 31 December	1,337	1,107	1,138
Assets	1,377	1,329	1,336
Liabilities	(40)	(222)	(198)
Net deferred tax (liability) asset	1,337	1,138	1,138
Tax losses carried forward [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	523	529
Liabilities	0	0
Net deferred tax (liability) asset	(711)	(529)	(529)
At 1 January	523	529
Income statement	191	17
Other comprehensive income and reserves	0	0
Other movements	(3)	(23)
At 31 December	711	523	529
Assets	711	523	529
Liabilities	0	0	0
Net deferred tax (liability) asset	£ 711	£ 529	£ 529